INCOME TAXES	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

The income tax provision (benefit) consisted of the following:

	Year Ended March 31,
	2020	2019
Current portion:
Federal	$—	$—
State	1,600	1,589
	1,600	1,589
Deferred portion:
Federal	(1,180,434)	(582,782)
State	(391,865)	(193,502)
	(1,572,299)	(776,284)
Change in valuation allowance	1,572,299	776,284
Provision for income taxes	$1,600	$1,589

As of March 31, 2020, the Company had net operating loss carryforwards (NOLs) of approximately $7,000,000 for federal and state income tax purposes. These NOLs are available to reduce future taxable income and will expire at various times from 2037 through 2040, except federal NOLs from fiscal 2018, 2019 and 2020 which will never expire.

The Company also had federal research and development tax credit carryforwards of approximately $179,000, which will begin expiring at various times from 2038 through 2040, and state research and development credits of approximately $74,000, which do not have an expiration date.

A reconciliation of income taxes provided at the federal statutory rate (21% for fiscal 2020 and 2019) to the actual income tax provision is as follows:

	Year Ended March 31,
	2020	2019
Federal statutory rate	21%	21%
State tax rate, net of federal benefit	7%	7%
Permanent differences	—%	—%
Research and development tax credits	3%	2%
Section 179 assets	—%	1%
Change in valuation allowance	(31)%	(31)%
Effective income tax rate	—%	—%

Significant components of the Company’s deferred tax assets and liabilities were:

	March 31,
	2020	2019
Net operating loss carryforwards	$1,965,118	$758,799
Stock-based compensation expense	364,989	148,903
Property and equipment	6,842	2,172
Reserves, accruals & other	(7,181)	-
Research and development tax credits	237,716	85,310
Total deferred tax assets	2,567,484	995,184
Less: valuation allowance	(2,567,484)	(995,184)
Deferred tax assets, net	$-	$-

Based on the available information and other factors, management believes it is more likely than not that the net deferred tax assets at March 31, 2020 and 2019, will not be fully realizable. Accordingly, management has recorded a full valuation allowance against its net deferred tax assets at March 31, 2020 and 2019. The valuation allowance increased by approximately $776,000 during fiscal 2019.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements at March 31, 2020 and 2019. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.